UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 97.9%
Brazil 15.5%
All America Latina Logistica SA (Units)	561,949	3,548,042
Cia Brasileira de Meios de Pagamento*	126,200	1,210,762
Cosan SA Industria e Comercio*	249,700	2,276,509
Lojas Renner SA	175,702	2,580,322
Lupatech SA*	75,711	872,457
Natura Cosmeticos SA	367,547	5,249,968
Petroleo Brasileiro SA (ADR) (a)	229,470	9,463,343
Vale SA (ADR) (a)	162,700	3,210,071
Vale SA (ADR) (Preferred) (a)	256,620	4,413,864

(Cost $28,945,573)		32,825,338
Canada 4.3%
SouthGobi Energy Resources Ltd.* (b) (Cost $7,327,268)	695,900	9,043,954

China 16.3%
China Construction Bank Corp. "H"	7,271,500	5,864,075
China Life Insurance Co., Ltd. "H" (ADR) (a)	101,218	6,737,070
China Petroleum & Chemical Corp. "H"	2,400,000	2,164,631
China Railway Construction Corp., Ltd. "H"	1,268,500	2,036,134
China Railway Group Ltd. "H"*	2,614,000	2,354,271
China Shenhua Energy Co., Ltd. "H"	987,300	4,057,459
China South Locomotive & Rolling Stock Corp., Ltd. "H"	3,959,000	2,472,444
China Southern Airlines Co., Ltd. "H"*	3,400,000	1,228,379
Harbin Power Equipment Co., Ltd. "H"	1,463,500	1,733,528
Industrial & Commercial Bank of China Ltd. "H"	2,956,486	2,128,656
PetroChina Co., Ltd. "H"	3,180,000	3,787,253

(Cost $27,650,683)		34,563,900
Hong Kong 13.3%
Alibaba.com Ltd.* (a)	1,475,700	3,389,328
China High Speed Transmission Equipment Group Co., Ltd. (a) (c)	1,324,000	3,317,666
China Insurance International Holdings Co., Ltd.*	511,807	1,551,921
China Mengniu Dairy Co., Ltd.* (c)	1,392,766	3,335,428
China Mobile Ltd. (ADR)	182,184	9,559,195
CNOOC Ltd.	2,256,312	3,039,451
Hang Seng Bank Ltd.	176,500	2,867,253
Sun Hung Kai Properties Ltd.	75,000	1,137,089

(Cost $22,872,447)		28,197,331
India 8.2%
Bharat Heavy Electricals Ltd.	66,200	3,082,200
Hindustan Unilever Ltd.	412,322	2,485,111
Housing Development Finance Corp., Ltd.	71,350	3,786,981
ICICI Bank Ltd.	201,300	3,190,363
Infosys Technologies Ltd.	52,900	2,274,369
Larsen & Toubro Ltd.	84,245	2,649,633

(Cost $10,713,692)		17,468,657
Indonesia 1.6%
PT Telekomunikasi Indonesia (Cost $3,014,780)	3,785,500	3,413,625
Korea 8.8%
POSCO	8,100	3,310,698
Samsung Electronics Co., Ltd.	25,931	15,285,820

(Cost $17,755,803)		18,596,518
Luxembourg 0.5%
Tenaris SA (ADR) (a) (Cost $1,635,313)	35,468	1,075,390
Mexico 3.8%
America Movil SAB de CV "L" (ADR)	155,515	6,688,700
Wal-Mart de Mexico SAB de CV "V"	395,738	1,348,787

(Cost $8,415,650)		8,037,487
Peru 0.3%
Compania de Minas Buenaventura SA (ADR) (Cost $872,359)	28,158	733,516
Russia 14.7%
Gazprom (ADR)	659,755	13,623,941
LUKOIL (ADR)	147,398	7,369,900
Mining & Metallurgical Co. Norilsk Nickel (ADR)*	147,702	1,478,497

Mobile TeleSystems (ADR)	81,683	3,429,869
OAO TMK (GDR) REG S	202,550	2,147,030
Sberbank	2,220,505	3,042,092

(Cost $33,436,201)		31,091,329
Taiwan 10.6%
Asustek Computer, Inc.	1,492,000	2,364,789
Hon Hai Precision Industry Co., Ltd.	1,752,395	6,035,742
MediaTek, Inc.	259,370	3,727,535
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	567,152	5,938,078
Wistron Corp.	2,165,000	4,315,746

(Cost $19,653,080)		22,381,890

Total Common Stocks (Cost $182,292,849)		207,428,935
Preferred Stock 1.4%
Brazil
Banco Bradesco SA (Cost $1,740,149)	181,700	2,877,789
Securities Lending Collateral 15.3%
Daily Assets Fund Institutional, 0.39% (d) (e) (Cost $32,311,943)	32,311,943	32,311,943
Cash Equivalents 1.7%
Cash Management QP Trust, 0.27% (d) (Cost $3,643,232)	3,643,232	3,643,232
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $219,988,173) †	116.3	246,261,899
Other Assets and Liabilities, Net	(16.3)	(34,425,418)

Net Assets	100.0	211,836,481

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $220,303,252. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $25,958,647. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,625,819 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,667,172.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $31,332,752 which is 14.8% of net assets.
(b)		Security is listed in country of domicile. Significant business activities of company are in Asia.
(c)		Security is listed in country of domicile. Significant business activities of company are in China.
(d)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2009, the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Energy	55,772,352	26.4%
Information Technology	44,542,169	21.2%
Financials	33,183,289	15.8%
Industrials	23,294,754	11.1%
Telecommunication Services	23,091,389	11.0%
Consumer Staples	14,695,803	7.0%
Materials	13,146,646	6.3%
Consumer Discretionary	2,580,322	1.2%
Total	210,306,724	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(f)
Brazil	$ 35,703,127	$ —	$ —	$ 35,703,127
Canada	9,043,954	—	—	9,043,954
China	6,737,070	27,826,830	—	34,563,900
Hong Kong	9,559,195	18,638,136	—	28,197,331
India	—	17,468,657	—	17,468,657
Indonesia	—	3,413,625	—	3,413,625
Korea	—	18,596,518	—	18,596,518
Luxembourg	1,075,390	—	—	1,075,390
Mexico	8,037,487	—	—	8,037,487
Peru	733,516	—	—	733,516
Russia	14,425,296	16,666,033	—	31,091,329
Taiwan	5,938,078	16,443,812	—	22,381,890
Short-Term Investments(f)	32,311,943	3,643,232	—	35,955,175
Total	$ 123,565,056	$ 122,696,843	$ -	$ 246,261,899

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009